UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31
Date of reporting period: February 1, 2011 to April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

MZF Managed Duration Investment Grade Municipal Fund
Portfolio of Investments
April 30, 2011 (unaudited)

					Optional
Principal					Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 173.8%
	Municipal Bonds - 171.5%
	Alabama - 3.0%
$ 845,000	Courtland Industrial Development Board, AMT, Series B	BBB	6.25%	08/01/2025	08/01/13 @ 100	$ 847,518
1,890,000	Courtland Industrial Development Board, AMT	Baa3	6.00%	08/01/2029	06/03/11 @ 101	1,858,947
						2,706,465

	Alaska - 0.9%
750,000	Alaska Municipal Bond Bank Authority, Series 1	A+	5.75%	09/01/2033	09/01/18 @ 100	782,685

	California - 22.3%
1,500,000	California Health Facilities Financing Authority, Series B	AA-	5.88%	08/15/2031	08/15/20 @ 100	1,521,810
1,250,000	California Municipal Finance Authority, Series A	Baa1	5.50%	07/01/2030	07/01/20 @ 100	1,140,812
5,000,000	California State Public Works Board, Series A	BBB+	5.00%	06/01/2024	06/01/14 @ 100	5,023,850
2,500,000	City of Chula Vista CA, Industrial Development Revenue, AMT, Series B	A	5.50%	12/01/2021	06/02/14 @ 102	2,613,425
2,065,000	Golden State Tobacco Securitization Corp., Series A-1	BB+	5.00%	06/01/2033	06/01/17 @ 100	1,352,926
2,525,000	Los Angeles Unified School District, Series F	AA-	5.00%	01/01/2034	07/01/19 @ 100	2,406,376
6,000,000	State of California, Various Purpose General Obligation	A-	5.13%	11/01/2024	11/01/13 @ 100	6,118,620
						20,177,819

	Delaware - 1.6%
1,500,000	Delaware State Economic Development Authority	BBB+	5.40%	02/01/2031	08/01/20 @ 100	1,467,795

	District of Columbia - 2.0%
2,000,000	District of Columbia Housing Finance Agency, AMT, (FHA)	Aaa	5.10%	06/01/2037	06/01/15 @ 102	1,840,880

	Florida - 8.3%
2,200,000	County of Miami-Dade FL,Aviation Revenue, AMT, (CIFG)	A-	5.00%	10/01/2038	10/01/15 @ 100	1,801,052
3,000,000	Highlands County Health Facilities Authority, Series D, (Prerefunded @ 11/15/2013)(a)	NR	5.88%	11/15/2029	11/15/13 @ 100	3,370,170
1,500,000	Miami-Dade County School Board, Series A, (Assured Gty)	AA+	5.38%	02/01/2034	02/01/19 @ 100	1,473,795
1,000,000	Seminole Indian Tribe of Florida, Series A(b)	Ba2	5.25%	10/01/2027	10/01/17 @ 100	837,640
						7,482,657

	Hawaii - 1.0%
1,000,000	Hawaii Pacific Health Revenue, Series B	BBB+	5.63%	07/01/2030	07/01/20 @ 100	931,720

	Illinois - 10.7%
1,750,000	Chicago, IL, O'Hare International Airport Revenue	A-	5.50%	01/01/2031	01/01/21 @ 100	1,741,530
1,115,000	City of Chicago IL, O'Hare International Airport Revenue, AMT, Series A-2, (AGM)	AA+	5.50%	01/01/2016	01/01/14 @ 100	1,183,907
2,000,000	Illinois Finance Authority, Roosevelt University Revenue	Baa2	5.50%	04/01/2037	04/01/17 @ 100	1,721,900
1,000,000	Illinois Finance Authority, Rush University Medical Center Revenue, Series C	A-	6.38%	11/01/2029	05/01/19 @ 100	1,031,840
1,165,000	Illinois Housing Development Authority, AMT, Series A-2	AA	5.00%	08/01/2036	02/01/16 @ 100	1,156,868
1,000,000	Railsplitter Tobacco Settlement Authority	A-	6.00%	06/01/2028	06/01/21 @ 100	961,760
2,000,000	State of Illinois, General Obligation	A+	5.00%	03/01/2028	03/01/14 @ 100	1,913,640
						9,711,445

	Indiana - 3.4%
1,000,000	Indiana Finance Authority	BB	6.00%	12/01/2026	06/01/20 @ 100	1,008,290
2,000,000	Indianapolis Local Public Improvement Bond Bank, Series A	A+	5.50%	01/01/2029	01/01/19 @ 100	2,113,620
						3,121,910

	Iowa - 3.4%
1,500,000	Iowa Higher Education Loan Authority Revenue	NR	5.50%	09/01/2025	09/01/20 @ 100	1,469,325
2,000,000	Iowa Tobacco Settlement Authority, Series B	BBB	5.60%	06/01/2034	06/01/17 @ 100	1,578,540
						3,047,865

	Kentucky - 2.2%
1,000,000	County of Owen KY, Waterworks System Revenue, Series B	BBB+	5.63%	09/01/2039	09/01/19 @ 100	962,280
1,000,000	Kentucky Economic Development Finance Authority, Series A	Aa3	5.63%	08/15/2027	08/15/18 @ 100	1,034,330
						1,996,610

	Louisiana - 8.1%
1,000,000	East Baton Rouge Sewerage Commission, Series A	AA-	5.25%	02/01/2034	02/01/19 @ 100	1,026,780
3,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority	BBB-	6.75%	11/01/2032	11/01/17 @ 100	3,051,870
1,000,000	Louisiana Public Facilities Authority, Hospital Revenue	A3	5.25%	11/01/2030	05/01/20 @ 100	944,080
1,000,000	Parish of DeSoto LA, AMT, Series A	BBB	5.85%	11/01/2027	11/01/13 @ 100	959,190
1,500,000	Parish of St John Baptist LA, Series A	BBB+	5.13%	06/01/2037	06/01/17 @ 100	1,375,965
						7,357,885

	Maryland - 1.5%
500,000	Maryland Economic Development Corp.	BB	5.75%	09/01/2025	09/01/20 @ 100	480,165
1,000,000	Maryland Health & Higher Educational Facilities Authority	BBB-	5.75%	01/01/2038	01/01/18 @ 100	895,070
						1,375,235

	Massachusetts - 2.2%
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A	BBB	6.25%	07/01/2030	07/01/19 @ 100	1,008,150
1,000,000	Massachusetts Housing Finance Agency, AMT	AA-	5.10%	12/01/2027	06/01/17 @ 100	990,030
						1,998,180

	Michigan - 5.9%
1,000,000	City of Detroit MI, Sewer Disposal Revenue, Series B, (AGM)	AA+	7.50%	07/01/2033	07/01/19 @ 100	1,136,990
1,000,000	City of Detroit MI, Water Supply System Revenue, (AGM)	AA+	7.00%	07/01/2036	07/01/19 @ 100	1,090,580
1,000,000	Michigan Strategic Fund, Series B	BBB-	6.25%	06/01/2014	N/A	1,080,390
2,000,000	Michigan Strategic Fund, Series C	A	5.45%	09/01/2029	09/01/11 @ 100	2,001,220
						5,309,180

	Mississippi - 1.2%
1,000,000	County of Warren MS, Series A	BBB	6.50%	09/01/2032	09/01/18 @ 100	1,047,260

	Nevada - 6.1%
5,410,000	City of Henderson NV, Series A	A	5.63%	07/01/2024	07/01/14 @ 100	5,540,543

	New Jersey - 1.5%
1,500,000	New Jersey Health Care Facilities Financing Authority	BBB+	5.75%	07/01/2039	07/01/19 @ 100	1,402,380

	New York - 23.0%
2,250,000	City of New York NY, General Obligation, Series J	AA	5.00%	05/15/2023	05/15/14 @ 100	2,353,478
1,000,000	City of Troy NY, Series A	A	5.00%	09/01/2030	09/01/20 @ 100	947,710
2,750,000	Long Island Power Authority, Series A	A-	5.10%	09/01/2029	09/01/14 @ 100	2,775,740
4,000,000	Metropolitan Transportation Authority, Series A	AA-	5.13%	01/01/2024	07/01/12 @ 100	4,056,560
750,000	New York City Industrial Development Agency, JFK International Airport, AMT, Series A	B-	8.00%	08/01/2012	N/A	776,130
500,000	New York City Industrial Development Agency, American Airlines, JFK International Airport, AMT	B-	7.50%	08/01/2016	N/A	511,390
1,000,000	New York City Municipal Water Finance Authority	AA+	5.38%	06/15/2043	12/15/20 @ 100	1,029,830
1,750,000	New York Municipal Bond Bank Agency, Series C	A+	5.25%	12/01/2022	06/01/13 @ 100	1,831,480
1,000,000	New York State Dormitory Authority, Series B	BBB+	5.25%	07/01/2024	07/01/17 @ 100	997,110
2,500,000	Suffolk County Industrial Development Agency, AMT	A-	5.25%	06/01/2027	06/01/13 @ 100	2,397,725
3,000,000	Tobacco Settlement Financing Corp., Series A-1	AA-	5.50%	06/01/2019	06/01/13 @ 100	3,171,450
						20,848,603

	North Carolina - 3.9%
1,000,000	North Carolina Eastern Municipal Power Agency, Series D	A-	5.13%	01/01/2023	01/01/13 @ 100	1,011,890
1,000,000	North Carolina Eastern Municipal Power Agency, Series D	A-	5.13%	01/01/2026	01/01/13 @ 100	1,005,210
1,475,000	North Carolina Housing Finance Agency, AMT, Series 14A, (AMBAC)	AA	5.35%	01/01/2022	07/01/11 @ 100	1,481,711
						3,498,811

	Ohio - 10.6%
1,150,000	Buckeye Tobacco Settlement Financing Authority, Series A-2	BB-	5.88%	06/01/2030	06/01/17 @ 100	829,162
3,000,000	County of Cuyahoga OH, Series A	AA-	6.00%	01/01/2020	07/01/13 @ 100	3,208,050
3,750,000	County of Lorain OH, Series A	AA-	5.25%	10/01/2033	10/01/11 @ 101	3,457,650
1,000,000	Ohio Air Quality Development Authority	BBB-	5.70%	02/01/2014	N/A	1,068,600
1,000,000	Ohio Air Quality Development Authority	BBB-	5.63%	06/01/2018	N/A	1,056,320
						9,619,782

	Pennsylvania - 7.1%
1,110,000	City of Philadelphia PA, General Obligation, Series A, (Assured Gty)	AA+	5.38%	08/01/2030	08/01/19 @ 100	1,120,567
1,100,000	City of Philadelphia PA, General Obligation	BBB	5.88%	08/01/2031	08/01/16 @ 100	1,104,554
2,340,000	Pennsylvania Higher Educational Facilities Authority	BBB	5.25%	05/01/2023	05/01/13 @ 100	2,267,156
1,000,000	Pennsylvania Higher Educational Facilities Authority, Series B	AA-	6.00%	08/15/2026	08/15/18 @ 100	1,068,480
1,000,000	Pennsylvania Higher Educational Facilities Authority	BBB	5.00%	05/01/2037	11/01/17 @ 100	830,370
						6,391,127

	Rhode Island - 1.5%
1,300,000	Rhode Island Convention Center Authority, Series A, (Assured Gty)	AA+	5.50%	05/15/2027	05/15/19 @ 100	1,391,299

	South Carolina - 3.8%
2,500,000	County of Florence SC, Series A, (AGM)	AA+	5.25%	11/01/2027	11/01/14 @ 100	2,544,600
1,000,000	County of Georgetown SC, AMT, Series A	BBB	5.30%	03/01/2028	03/01/14 @ 100	915,500
						3,460,100

	South Dakota - 6.4%
1,200,000	South Dakota Health & Educational Facilities Authority, Series A	AA-	5.25%	11/01/2034	11/01/14 @ 100	1,185,636
4,990,000	South Dakota Housing Development Authority, AMT, Series K	AAA	5.05%	05/01/2036	11/01/15 @ 100	4,642,447
						5,828,083

	Tennessee - 3.3%
2,500,000	Knox County Health Educational & Housing Facilities Board	BBB+	5.25%	04/01/2027	04/01/17 @ 100	2,348,375
700,000	Metropolitan Nashville Airport Authority	Baa3	5.20%	07/01/2026	07/01/20 @ 100	647,983
						2,996,358

	Texas - 15.3%
2,000,000	Bexar County Housing Finance Corp., AMT, (GNMA)	Aa2	5.20%	10/20/2034	10/20/14 @ 100	1,923,960
2,000,000	City of Houston TX, (AGM)	AA+	5.00%	11/15/2033	11/15/17 @ 100	2,024,400
2,000,000	Lower Colorado River Authority	A	6.25%	05/15/2028	05/15/18 @ 100	2,213,980
1,885,000	Matagorda County Navigation District NO 1, AMT, (AMBAC) (c)	BBB+	5.13%	11/01/2028	N/A	1,794,030
2,000,000	North Texas Tollway Authority, Series A	A-	5.63%	01/01/2033	01/01/18 @ 100	2,002,580
1,000,000	North Texas Tollway Authority, Series L-2 (c)	A-	6.00%	01/01/2038	N/A	1,078,730
2,100,000	San Leanna Educational Facilities Corp.	BBB+	5.13%	06/01/2036	06/01/17 @ 100	1,758,582
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., (Assured Gty)	AA+	5.75%	07/01/2018	N/A	1,086,540
						13,882,802

	Virginia - 1.5%
1,250,000	Washington County Industrial Development Authority, Series C	BBB+	7.50%	07/01/2029	01/01/19 @ 100	1,358,837

	Washington - 1.1%
1,000,000	Tes Properties, WA, Revenue	AA+	5.63%	12/01/2038	06/01/19 @ 100	1,004,780

	Wisconsin - 1.3%
1,250,000	Wisconsin Health & Educational Facilities Authority, Series A	AA+	5.00%	11/15/2036	11/15/16 @ 100	1,177,838

	Wyoming - 7.4%
4,000,000	County of Sweetwater WY, AMT	BBB+	5.60%	12/01/2035	12/01/15 @ 100	3,805,360
3,100,000	Wyoming Community Development Authority, AMT, Series 7	AA+	5.10%	12/01/2038	12/01/16 @ 100	2,919,053
						6,724,413

	Total Municipal Bonds - 171.5%
	(Cost $154,483,306)					155,481,347

Redemption
Value	Description					Value
	Preferred Shares- 2.3%
	Diversified Financial Services - 2.3%
2,000,000	Centerline Equity Issuer Trust, AMT, Series A-4-1 (b)	Aaa	5.75%	05/15/2015	N/A	$2,076,420
	(Cost $2,000,000)

	Total Long-Term Investments - 173.8%
	(Cost $156,483,306)					157,557,767

	Short-Term Investments - 0.3%
Number
of Shares	Description					Value
	Money Market Fund - 0.3%
265,779	JPMorgan Tax Free Money Market					$265,779
	(Cost $265,779)

	Total Investments - 174.1%
	(Cost $156,749,085)					157,823,546
	Other Assets in excess of Liabilities - 2.5%					2,291,818
	Preferred Shares, at redemption value - (-76.6% of Net Assets
	Applicable to Common Shareholders or -44.0% of Total Investments)					(69,450,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 90,665,364

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by Ambac Assurance Corporation
AMT - Income from this security is a prefernce item under the Alternative Minimum Tax.
Assured GTY – Insured by Assured Guaranty Corporation
CIFG – Insured by CIFG Assurance North Americ, Inc.
FHA – Guaranteed by Federal Housing Administration
GNMA – Guaranteed by Ginnie Mae

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
(a)
The bond is prerefunded.  U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At April 30, 2011 these securities amounted to $2,914,060, which represents 3.2% of net assets applicable to common shares.

(c)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

See previously submitted notes to financial statements for the period ended January 31, 2011.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:          /s/ Kevin M. Robinson
        Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       June 16, 2011

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       June 16, 2011